Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 739	[1]	$ 645		$ 641
Charged to expenses		1,610	[1]	1,095		993
Charged to other Accounts	[2],[3]	200	[1]	141		162
Deductions	[4],[5]	1,512	[1]	1,142		1,151
Balance at End of Period		1,037	[1]	739	[1]	645
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		1,841		1,685		2,096
Charged to expenses		237		505		235
Charged to other Accounts	[2],[3]	1,701		5		64
Deductions	[4],[5]	365		354		710
Balance at End of Period		$ 3,414		$ 1,841		$ 1,685

[1]	Allowance for Uncollectible Accounts Receivable includes approximately $155 million at December 31, 2015 related to long-term device installment plan receivables.
[2]	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.
[3]	Valuation Allowance for Deferred Tax Assets includes a current year increase to the valuation allowance as a result of the acquisition of AOL in 2015 and amounts charged to equity and reclassifications from other balance sheet accounts.
[4]	Amounts written off as uncollectible or transferred to other accounts or utilized.
[5]	Reductions to valuation allowances related to deferred tax assets.